2. Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Principles of Consolidation

The accompanying condensed consolidated financial statements include the accounts of the Company and its significant subsidiaries on a combined and consolidated basis. The Company also includes subsidiaries over which a direct or indirect legal or effective control exists and for which the Company is deemed to direct the significant activities and has the obligation to absorb the losses or benefits of the entities. Intercompany balances and transactions with other consolidated entities have been eliminated. The consolidated financial statements have been prepared in accordance with U.S. GAAP, and include the Company’s accounts as well as those of Symbid Coöperatie UA (“Symbid Coop”) a certain variable interest entity (“VIE”) for which the Company is the primary beneficiary. All inter-company accounts and transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Noncontrolling Interests

The Company presents noncontrolling interests as a component of equity. Changes in a parent’s ownership interest while the parent retains its controlling interest will be accounted for as equity transactions, and upon loss of control, retained ownership interest will be re-measured at fair value, with any gain or loss recognized in earnings. Income and losses attributable to the noncontrolling interest associated with Symbid Coop are presented separately in the Company’s condensed consolidated statement of operations.

In February 2014, the Company sold 912 memberships in Gambitious Coop. As a result of this transaction, the Company’s direct interest in Gambitious Coop was reduced to 46% and the Company no longer had a controlling interest (see Note 4).

Revenue Recognition

The Company generates its revenue from administration and success fees of transactions on the crowd funding platform. Revenue from administration fees is collected and recognized at the moment an investor subscribes on the platform. Revenue from success fees are recognized at the time the crowdfunding proposition is successfully funded and there are no further obligations to the customer. There is no credit risk since the fees are collected directly at the moment that the transaction takes place on the platform. There is no right of return to investors once a crowdfunding proposition has been successfully funded. Other revenue is generated by licensing the platform to third parties. Revenue is accounted for on a monthly basis for the agreed monthly licensed fee. There is limited credit risk. If the monthly license fee is not paid, the Company is entitled to set the platform offline.

Derivative Liability - Warrants

In connection with the private placement offering (“PPO”) on December 6, 2013, the Company issued warrants to purchase shares of its common stock to investors who purchased units in the PPO (“Investor Warrants”). The Company also issued warrants to purchase shares of its common stock to brokers in connection with the PPO (“Broker Warrants”). Both the Investor and Broker Warrants, at the option of the holder, may be exercised by cash payment of the exercise price to the Company. The warrants may be exercised on a cashless basis in accordance to the warrant agreement commencing one year after the initial closing date of the PPO if no registration statement registering the shares underlying the warrants is then in effect. Further, the exercise price and number of shares of common stock issuable on exercise of the warrants may be adjusted in certain circumstances including stock splits, stock dividends, and future issuances of the Company’s equity securities. As a result, the fair value of these warrants were classified as liabilities under the provisions of FASB ASC Topic 815-40, Contracts in Entity’s Own Equity, as they are not indexed to the Company’s own stock. The fair value of these warrants was estimated using a Monte Carlo simulation. The Company updates its estimate of the fair value of the warrant liabilities in each reporting period as new information becomes available and any gains or losses resulting from the changes in fair value from period to period are included as other income or expense. The Company thus uses model-derived valuations where inputs are observable in active markets to determine the fair value and accordingly classify such warrants in Level 3 per ASC 820, Fair Value Measurements.

Fair Value of Financial Instruments

The accounting standard for fair value establishes a framework for measuring fair value and enhances fair value measurement disclosure. Under the provisions of the pronouncement, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

The Company’s current financial assets and liabilities approximate fair value due to their short term nature and include cash accounts. The Company’s borrowings approximate fair value as the rates of interest are similar to what they would receive from other financial institutions. Refer to Note 9 on derivative liability- warrants, which have been classified as Level 3 instruments.

Concentrations of Credit Risk

Cash Held in Banks

The Company has cash balances at financial institutions located in the Netherlands. Balances at financial institutions in the Netherlands may, from time to time, exceed insured limits. Currently the insured limit amounts to $137,250.

Accounts Receivable

Customer accounts typically are collected within a short period of time, and based on its assessment of current conditions and its experience collecting such receivables, management believes it has no significant risk related to its concentration within its accounts receivable.

Foreign Currency Translation

The Company uses the United States dollar (“U.S. dollars” or “USD”) for financial reporting purposes.  The Company and its subsidiaries maintain their books and records in their functional currency, the Euro (“EUR”), the currency of the Netherlands.

In general, for consolidation purposes, the Company translates its assets and liabilities into U.S. dollars using the applicable exchange rates prevailing at the balance sheet date, and the statements of operations and cash flows are translated at average exchange rates during the reporting period.  As a result, amounts related to assets and liabilities reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheet.  Equity accounts are translated at historical rates.  Adjustments resulting from the translation of the financial statements are recorded as accumulated other comprehensive income, or loss.

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation and amortization is charged to operations using the straight-line method over the estimated useful lives of 5 years. Property and equipment consists mainly of computers.

Expenditures for maintenance and repairs are charged to operations as incurred. Expenditures for betterments and major renewals are capitalized. The cost of assets sold or retired and the related amounts of accumulated depreciation are eliminated from the accounts in the period of disposal, and any resulting gains or losses are included in operations.

Income Taxes

Income taxes have been determined using the asset and liability approach of accounting for income taxes. Under this approach, deferred taxes represent the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid. Deferred taxes result from differences between the financial statement and tax bases of the Company’s assets and liabilities and are adjusted for changes in tax rates and tax laws when changes are enacted. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized. The assessment of whether or not a valuation allowance is required often requires significant judgment.

Net Loss Per Common Share

Basic and diluted net loss per share is presented in conformity with ASC Topic 260, Earnings per Share, for all periods presented. In accordance with this guidance, basic and diluted net loss per share was determined by dividing net loss applicable to common stockholders by the weighted- average common shares outstanding during the period. In a period where there is a net loss position, diluted weighted average shares are the same as basic weighted average shares. Shares used in the diluted net loss per common share calculation exclude potentially dilutive share equivalents as the effect would be antidilutive.

Risks and Uncertainties

The Company’s operations are subject to a number of risks, including but not limited to, changes in the general economy, demand for the Company’s platform, the success of its customers, research and development results, uncertainties surrounding crowfunding rules and regulations, and the ability to attract new funding.

Accounts Receivable

Accounts receivable are carried at the amount billed to a customer, net of the allowance for doubtful receivables, which is an estimate for credit losses based on a review of all outstanding amounts on a monthly basis. Management determines the allowance for doubtful accounts by regularly evaluating individual customer receivables and considering a customer’s financial condition, credit history and current economic conditions. Accounts receivable are written off when deemed uncollectible. Recoveries of accounts receivable previously written off are recorded when received. The Company reviews the collectability of accounts receivable based on an assessment of historic experience, current economic conditions, and other collection indicators. At March 31, 2014 and December 31, 2013, the Company has recorded an allowance for doubtful accounts for $17,737 and $10,718, respectively.

Comprehensive Loss

Comprehensive loss refers to revenues, expenses, gains and losses that under U.S. GAAP are included in comprehensive loss but are excluded from net loss as these amounts are recorded directly as an adjustment to stockholders’ deficit. The Company’s other comprehensive loss is comprised of foreign currency translation adjustments.

Cost Method Investments

Direct and or indirect investments in business entities in which the Company does not have a controlling financial interest and has no ability to exercise significant influence or operating and financial policies (generally 0-20 percent ownership) are accounted for by the cost method.

Equity Method Investments

Direct and/or indirect investments in business entities in which Symbid Corp. does not have a controlling financial interest, but has the ability to exercise significant influence or operating and financial policies (generally 20-50 percent ownership) are accounted for by the equity method.

Recent Accounting Pronouncements

No new accounting standards have been adopted since the Company filed its Annual Report on Form 10-K for the fiscal year ended December 31, 2013. No recently issued accounting pronouncements had or are expected to have a material impact on the Company’s consolidated financial statements.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its significant subsidiaries on a combined and consolidated basis. The Company also includes subsidiaries over which a direct or indirect legal or effective control exists and for which the Company is deemed to direct the significant activities and has the obligation to absorb the losses or benefits of the entities. Intercompany balances and transactions with other consolidated entities have been eliminated. The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States, and include the Company’s accounts as well as those of a certain variable interest entity (“VIE”) for which the Company is the primary beneficiary. All inter-company accounts and transactions have been eliminated.

The accompanying consolidated financial statements include the activities of:

* Symbid Coöperatie UA (“Symbid Coop”) - 100% - Variable Interest Entity - Company is primary beneficiary

* Gambitious Coop - 63% - Ownership through common stock

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Noncontrolling Interests

The Company presents noncontrolling interests as a component of equity. Changes in a parent’s ownership interest while the parent retains its controlling interest will be accounted for as equity transactions, and upon loss of control, retained ownership interest will be re-measured at fair value, with any gain or loss recognized in earnings. Income and losses attributable to the non-controlling interests associated with Gambitious Coop and Symbid Coop are presented separately in the Company’s statement of operations.

Revenue Recognition

The Company generates its revenue from administration and success fees of transactions on the crowd funding platform. Revenue from administration fees is collected and recognized at the moment an investor subscribes on the platform. Revenue from success fees  are recognized at the time the crowdfunding proposition is successfully funded and there are no further obligations to the customer. There is no credit risk since the fees are collected directly at the moment that the transaction takes place on the platform. There is no right of return to investors once a crowdfunding proposition has been successfully funded. Other revenue is generated by licensing the platform to third parties. Revenue is accounted for on a monthly basis for the agreed monthly licensed fee. There is limited credit risk. If the monthly license fee is not paid, Symbid B.V. is entitled to set the platform offline.

Significant Concentrations for Revenue

During 2013, the Company had one major customer which comprised $11,450 or 14% of total revenues. There are no amounts due from this customer at December 31, 2013.

Derivative Liability - Warrants

In connection with the closing of the Share Exchange and the simultaneous initial closing of the private placement offering (“PPO”) on December 6, 2013, the Company issued warrants to purchase an aggregate of 3,098,736 shares of its common stock to investors who purchased units in the PPO (“Investor Warrants”). The Company also issued warrants to purchase an aggregate of 77,500 shares of its common stock to brokers in connection with the PPO (“Broker Warrants”). Both of these warrants, at the option of the holder, may be exercised by cash payment of the exercise price to the Company. The warrants may be exercised on a cashless basis in accordance to the warrant agreement commencing one year after the initial closing date of the PPO if no registration statement registering the shares underlying the warrants is then in effect. Further, the exercise price and number of shares of common stock issuable on exercise of the warrants may be adjusted in certain circumstances including stock splits, stock dividends, and future issuances of the Company’s equity securities. As a result, the fair value of these warrants was classified as liabilities under the provisions of FASB ASC Topic 815-40, Contracts in Entity’s Own Equity, as they are not indexed to the Company’s own stock. The fair value of these warrants was estimated using the binomial option pricing model. The Company updates its estimate of the fair value of the warrant liabilities in each reporting period as new information becomes available and any gains or losses resulting from the changes in fair value from period to period are included as other income or expense. The Company thus uses model-derived valuations where inputs are observable in active markets to determine the fair value and accordingly classify such warrants in Level 3 per ASC 820, Fair Value Measurements.

Fair Value of Financial Instruments

The Company adopted the provisions of the accounting pronouncement which defines fair value, establishes a framework for measuring fair value and enhances fair value measurement disclosure. Under the provisions of the pronouncement, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use on unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

The Company’s current financial assets and liabilities approximate fair value due to their short term nature and include cash accounts. The Company’s borrowings approximate fair value as the rates of interest are similar to what they would receive from other financial institutions.

Concentrations of Credit Risk

Cash Held in Banks

The Company has cash balances at financial institutions located in the Netherlands. Balances at financial institutions in the Netherlands may, from time to time, exceed insured limits. Currently the insured limit amounts to $ 137,700.

Accounts Receivable

Customer accounts typically are collected within a short period of time, and based on its assessment of current conditions and its experience collecting such receivables, management believes it has no significant risk related to its concentration within its accounts receivable.

Foreign Currency Translation

The Company uses the United States dollar (“U.S. dollars” or “USD”) for financial reporting purposes.  The Company and its subsidiaries maintain their books and records in their functional currency, the Euro (“EUR”), the currency of the Netherlands.

In general, for consolidation purposes, the Company translates its assets and liabilities into U.S. dollars using the applicable exchange rates prevailing at the balance sheet date, and the statements of operations and cash flows are translated at average exchange rates during the reporting period.  As a result, amounts related to assets and liabilities reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheet.  Equity accounts are translated at historical rates.  Adjustments resulting from the translation of the financial statements are recorded as accumulated other comprehensive income, or loss.

The balance sheet amounts, with the exception of equity, at December 31, 2013 and 2012 were translated at 1 EUR to $ 1.3770 and 1 EUR to $ 1.3175, respectively. The average translation rates applied to income and cash flow statement amounts for the twelve months ended December 31, 2013 and 2012 were at 1 EUR to $ 1.3295 and 1 EUR to $ 1.3054, respectively.

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation and amortization is charged to operations using the straight-line method over the estimated useful lives of 5 years. Property and equipment consists mainly of computers.

Expenditures for maintenance and repairs are charged to operations as incurred. Expenditures for betterments and major renewals are capitalized. The cost of assets sold or retired and the related amounts of accumulated depreciation are eliminated from the accounts in the year of disposal, and any resulting gains or losses are included in operations

Income Taxes

Income taxes have been determined using the asset and liability approach of accounting for income taxes. Under this approach, deferred taxes represent the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid. Deferred taxes result from differences between the financial statement and tax bases of Symbid’s assets and liabilities and are adjusted for changes in tax rates and tax laws when changes are enacted. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized. The assessment of whether or not a valuation allowance is required often requires significant judgment.

Net Loss Per Common Share

Basic net loss per share attributable to common stockholders is computed by dividing net  loss by the weighted-average number of common shares outstanding during the period.

Risks and Uncertainties

The Company’s operations are subject to a number of risks, including but not limited to, changes in the general economy, demand for the Company’s products, the success of its customers, research and development results, reliance on commercial markets, litigation, and the renewal of its line of credit.

Accounts Receivable

Accounts receivable are carried at the amount billed to a customer, net of the allowance for doubtful receivables, which is an estimate for credit losses based on a review of all outstanding amounts on a monthly basis. Management determines the allowance for doubtful accounts by regularly evaluating individual customer receivables and considering a customer’s financial condition, credit history and current economic conditions. Accounts receivable are written off when deemed uncollectible. Recoveries of accounts receivable previously written off are recorded when received.

Allowance for Doubtful Accounts

The Company reviews the collectability of accounts receivable based on an assessment of historic experience, current economic conditions, and other collection indicators. At December 31, 2013 and 2012, the Company has recorded an allowance for doubtful accounts for $ 10,718 and $ 0, respectively. When accounts are determined to be uncollectible, they are written off against the reserve balance and the reserve is reassessed. When payments are received on reserved accounts, they are applied to the individual’s account and the reserve is reassessed.

Comprehensive Loss

Comprehensive loss refers to revenues, expenses, gains and losses that under generally accepted accounting principles are included in comprehensive loss but are excluded from net loss as these amounts are recorded directly as an adjustment to stockholders’ deficit. The Company’s other comprehensive loss is comprised of foreign currency translation adjustments.

Cost Method Investments

Direct and or indirect investments in business entities in which Symbid Corp. does not have a controlling financial interest and has no ability to exercise significant influence or operating and financial policies (generally 0-20 percent ownership), are accounted for by the cost method.

Equity Method Investments

Direct and or indirect investments in business entities in which Symbid Corp. does not have a controlling financial interest, but has the ability to exercise significant influence or operating and financial policies (generally 20-50 percent ownership), are accounted for by the equity method.

Recent Accounting Pronouncements

No recently issued accounting pronouncements had or are expected to have a material impact on the Company’s consolidated financial statements.